BALANCES AND TRANSACTIONS WITH RELATED PARTIES	6 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 6:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Balances with related parties:

	June 30,	December 31,
	2015	2014
	Unaudited

Other accounts payable and accrued expenses: DBSI (see note 3e(1))	$53	$53

b.	Transactions with related parties:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2015	2014	2015	2014	2014
	Unaudited

Management fees to DBSI (see Note 3e(1))	$45	$90	$45	$45	$180